Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Accruals	$ 871	$ 376	$ 274
Captive	559	0
Operating loss carryforwards	12,251	10,809	7,711
Inventories	1,673	1,761	0
Investments	0	3,464	5,055
Interest	1,933	0	317
Stock compensation	1,289	0
Research and development tax credit carry forwards, net of uncertain tax position	3,793	4,104	3,520
Other	747	619	970
Deferred tax assets	23,116	21,133	17,847
Deferred tax liabilities
Property, plant, and equipment	(29,126)	(26,501)	(16,468)
Prepaid expenses	(626)	(1,266)	(244)
Intangible assets	(17,537)	(9,173)	(5,237)
Investments	(2,830)	0
Inventories	(1,530)	0	(1,585)
Change in accounting method	(1,446)	(945)	0
Deferred tax liabilities	(53,095)	(37,885)	(23,534)
Valuation allowance	0	0	0
Deferred tax liability, net	$ (29,979)	$ (16,752)	$ (5,687)